LONG TERM DEBT (Details 1) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Euronotes	2,721	1,534
Euronotes One 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 09, 2010
Original term in years	2
Currency	US$
Coupon (%)	11.41%
Euronotes	0	3
Euronotes Two 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 10, 2010
Original term in years	1
Currency	US$
Coupon (%)	3.12%
Euronotes	0	2
Euronotes Three 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 22, 2010
Original term in years	1
Currency	US$
Coupon (%)	4.50%
Euronotes	0	2
Euronotes Four 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 21, 2010
Original term in years	2
Currency	US$
Coupon (%)	6.25%
Euronotes	0	3
Euronotes Five 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 21, 2010
Original term in years	2
Currency	US$
Coupon (%)	6.20%
Euronotes	0	6
Euronotes Six 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 22, 2010
Original term in years	5
Currency	€
Coupon (%)	3.50%
Euronotes	0	327
Euronotes Seven 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 20, 2010
Original term in years	2
Currency	US$
Coupon (%)	1.55%
Euronotes	0	2
Euronotes Eight 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 20, 2010
Original term in years	5
Currency	US$
Coupon (%)	3.64%
Euronotes	0	4
Euronotes Nine 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 20, 2010
Original term in years	5
Currency	US$
Coupon (%)	7.08%
Euronotes	0	3
Euronotes Ten 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 20, 2010
Original term in years	5
Currency	US$
Coupon (%)	7.29%
Euronotes	0	4
Euronotes Eleven 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 20, 2010
Original term in years	5
Currency	US$
Coupon (%)	8.00%
Euronotes	0	2
Euronotes Twelve 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 20, 2010
Original term in years	5
Currency	US$
Coupon (%)	6.98%
Euronotes	0	9
Euronotes Thirteen 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 20, 2010
Original term in years	5
Currency	US$
Coupon (%)	7.03%
Euronotes	0	15
Euronotes One 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 03, 2011
Original term in years	4
Currency	US$
Coupon (%)	10.64%
Euronotes	1	0
Euronotes Two 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 20, 2011
Original term in years	3
Currency	US$
Coupon (%)	1.93%
Euronotes	17	18
Euronotes Three 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 22, 2011
Original term in years	5
Currency	US$
Coupon (%)	2.57%
Euronotes	4	4
Euronotes Four 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 22, 2011
Original term in years	5
Currency	US$
Coupon (%)	2.72%
Euronotes	8	8
Euronotes Five 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 22, 2011
Original term in years	5
Currency	US$
Coupon (%)	2.82%
Euronotes	25	26
Euronotes Six 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 04, 2011
Original term in years	3
Currency	US$
Coupon (%)	3.45%
Euronotes	4	5
Euronotes Seven 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 20, 2011
Original term in years	5
Currency	US$
Coupon (%)	2.25%
Euronotes	3	3
Euronotes Eight 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 17, 2011
Original term in years	2
Currency	US$
Coupon (%)	2.49%
Euronotes	1	1
Euronotes Nine 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 19, 2011
Original term in years	2
Currency	US$
Coupon (%)	9.73%
Euronotes	2	2
Euronotes Ten 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 27, 2011
Original term in years	1
Currency	US$
Coupon (%)	1.70%
Euronotes	2	2
Euronotes Eleven 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 27, 2011
Original term in years	5
Currency	€
Coupon (%)	1.35%
Euronotes	447	538
Euronotes Twelve 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 22, 2011
Original term in years	1
Currency	US$
Coupon (%)	1.33%
Euronotes	1	0
Euronotes Thirteen 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 20, 2011
Original term in years	2
Currency	US$
Coupon (%)	2.10%
Euronotes	2	0
Euronotes Fourteen 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 27, 2011
Original term in years	5
Currency	US$
Coupon (%)	3.17%
Euronotes	14	14
Euronotes One 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 17, 2012
Original term in years	7
Currency	€
Coupon (%)	1.44%
Euronotes	0	20
Euronotes Two 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 21, 2012
Original term in years	5
Currency	US$
Coupon (%)	6.00%
Euronotes	8	9
Euronotes Three 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 30, 2012
Original term in years	5
Currency	R$
Coupon (%)	9.21%
Euronotes	404	404
Euronotes Four 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 02, 2012
Original term in years	2
Currency	US$
Coupon (%)	2.85%
Euronotes	8	0
Euronotes Five 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 06, 2012
Original term in years	3
Currency	US$
Coupon (%)	3.15%
Euronotes	2	2
Euronotes Six 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 09, 2012
Original term in years	3
Currency	US$
Coupon (%)	3.30%
Euronotes	12	12
Euronotes One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 20, 2013
Original term in years	5
Currency	US$
Coupon (%)	5.14%
Euronotes	42	44
Euronotes Two 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 22, 2013
Original term in years	5
Currency	€
Coupon (%)	7.38%
Euronotes	2	2
Euronotes Three 2013 [Member]
Debt Instrument [Line Items]
Maturity date	May 20, 2013
Original term in years	4
Currency	US$
Coupon (%)	5.75%
Euronotes	8	8
Euronotes Four 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 20, 2013
Original term in years	3
Currency	US$
Coupon (%)	3.00%
Euronotes	9	0
Euronotes Five 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 20, 2013
Original term in years	3
Currency	US$
Coupon (%)	2.70%
Euronotes	4	0
Euronotes Six 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2013
Original term in years	3
Currency	US$
Coupon (%)	3.10%
Euronotes	18	0
Euronotes Seven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2013
Original term in years	3
Currency	US$
Coupon (%)	3.55%
Euronotes	76	0
Euronotes Eight 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 31, 2013
Original term in years	3
Currency	US$
Coupon (%)	1.50%
Euronotes	200	0
Euronotes One 2014 [Member]
Debt Instrument [Line Items]
Maturity date	May 02, 2014
Original term in years	5
Currency	US$
Coupon (%)	5.00%
Euronotes	12	13
Euronotes Two 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 20, 2014
Original term in years	5
Currency	US$
Coupon (%)	4.10%
Euronotes	9	10
Euronotes Three 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 30, 2014
Original term in years	4
Currency	US$
Coupon (%)	1.70%
Euronotes	267	0
Euronotes One 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 20, 2015
Original term in years	4
Currency	US$
Coupon (%)	1.80%
Euronotes	13	0
Euronotes Two 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 20, 2015
Original term in years	4
Currency	US$
Coupon (%)	1.36%
Euronotes	13	0
Euronotes Three 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 20, 2015
Original term in years	5
Currency	US$
Coupon (%)	4.00%
Euronotes	2	0
Euronotes Four 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 20, 2015
Original term in years	5
Currency	US$
Coupon (%)	4.12%
Euronotes	2	0
Euronotes Five 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 10, 2015
Original term in years	5
Currency	US$
Coupon (%)	1.23%
Euronotes	5	0
Euronotes Six 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 01, 2015
Original term in years	10
Currency	CLP
Coupon (%)	3.00%
Euronotes	75	0
Euronotes Seven 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 02, 2015
Original term in years	5
Currency	US$
Coupon (%)	1.70%
Euronotes	284	0
Euronotes One 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2017
Original term in years	10
Currency	CLP
Coupon (%)	3.75%
Euronotes	194	0
Euronotes Two 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2017
Original term in years	10
Currency	CLP
Coupon (%)	3.50%
Euronotes	193	0
Euronotes 2018 [Member]
Debt Instrument [Line Items]
Maturity date	May 29, 2018
Original term in years	9
Currency	US$
Coupon (%)	8.00%
Euronotes	4	7
Euronotes One 2032 [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 01, 2032
Original term in years	11
Currency	CLP
Coupon (%)	5.00%
Euronotes	123	0
Euronotes Two 2032 [Member]
Debt Instrument [Line Items]
Maturity date	May 01, 2032
Original term in years	10
Currency	CLP
Coupon (%)	4.00%
Euronotes	78	0
Euronotes Three 2032 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2032
Original term in years	10
Currency	CLP
Coupon (%)	4.00%
Euronotes	123	0